Segments - Schedule of Net Sale by Product to External Customers (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales to external customers	$ 3,456,713	$ 4,225,514	$ 4,357,609	$ 4,399,440	$ 5,003,753	$ 5,701,869	$ 5,291,075	$ 5,108,444	$ 16,439,276	$ 21,105,141	$ 19,052,046
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									4,628,805	5,988,303	5,219,464
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,005,450	4,051,171	3,730,328
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,137,413	2,617,196	2,558,538
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,312,663	2,066,972	1,803,618
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,966,895	4,032,385	3,607,333
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 1,388,050	$ 2,349,114	$ 2,132,765